Stockholders' Equity (Dividends) (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Jan. 23, 2012	Jan. 22, 2012	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Dividends [Abstract]
Cash dividends paid, net of reinvested stock dividends			$ 3,621,000	$ 3,348,000	$ 4,517,000	$ 4,124,000
Annualized dividend rate (in dollars per share)			$ 0.10		$ 0.40
Dividend Reinvestment Plan [Abstract]
Registered shares of common stock pursuant to dividend reinvestment plan (in shares)	3,000,000
Percentage of purchase price per share (in hundredths)	95.00%
Former sales price per share (in dollars per share)	$ 9.50	$ 10.00
Payment of sales commission or dealer manager fee	$ 0
Notice period for amendments to Dividend Reinvestment Plan			30 days		30 days
Common stock issued under dividend reinvestment plan			$ 17,400,000		$ 16,325,429
Common stock issued under dividend reinvestment plan (in shares)			1,834,147		1,718,466